UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: December 22, 2016 to January 18, 2017

Commission File Number of issuing entity: 333-207361-04

Central Index Key Number of issuing entity: 0001691198

CSMC 2016-NXSR Commercial Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207361

Central Index Key Number of depositor: 0001654060

Credit Suisse Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

 Central Index Key Number of sponsor (if applicable): 0001628601

Column Financial, Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256

Natixis Real Estate Capital LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001685185

UBS AG

(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021765
38-4021766
38-4021767
38-4021768

38-7170500

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2017 a distribution was made to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSMC 2016-NXSR Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 22, 2016 to January 18, 2017.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2016. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on April 28, 2016. The CIK number of NREC is 0001542256.

UBS AG ("UBS AG"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 14, 2016.  The CIK number of UBS AG is 0001685185.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on February 1, 2017 under Commission File No. 333-207361-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on February 1, 2017 under Commission File No. 333-207361-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged Events of Default, and (iii) abide by appropriate standards of care following alleged Events of Default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed Plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). Motions to Dismiss all of the actions are pending except for the recently filed State Court Complaint. There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3.  Sales of Securities and Use of Proceeds.

Certain information required to be provided by Item 3 of Part II of Form 10-D was previously reported on the registrant’s Current Report on Form 8-K filed on December 22, 2016 (Central Index Key number:  0001691198, Commission file number: 333-207361-04).

 Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	01/18/2017	$0.00

REO Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	01/18/2017	$0.00

Wells Fargo Bank, National Association, in its capacity as Certificate Administrator for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	01/18/2017	$78,880.71

Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	01/18/2017	$73,579.45

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	01/18/2017	$0.00
Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust, relating to the January 18, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.

(Depositor)

/s/ Charles Y. Lee

Charles Y. Lee, Vice President

Date: January 30, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust, relating to the January 18, 2017 distribution.